Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Options granted
Weighted average fair value of options granted	$ 12.36
Number of options exercised	93,591	107,914
Increase in equity	$ 0.7	$ 2.1
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	$ 23.6
Weighted average period for recognition	3 years
Restricted Stock Units (RSUs) [Member]
Options granted	0
Unrecognized compensation cost	$ 18.5
Weighted average period for recognition	2 years 2 months 12 days